Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Cash and Cash Equivalents	As of December 31, 2023 and 2022, consolidated cash and cash equivalents consisted of:

		2023	2022
Cash and bank accounts	$	363	297
Fixed-income securities and other cash equivalents		261	198

	$	624	495